Annual Fund Operating Expenses - Allspring Specialty Funds - Classes A, C and Institutional	Mar. 31, 2026
Innovation Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Innovation Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	1.21%	[1]
Innovation Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.90%	[1]
Precious Metals Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Precious Metals Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	1.09%	[2]
Precious Metals Fund | C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	1.84%	[2]
Precious Metals Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.62%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.78%	[2]
Utility and Telecommunications Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Utility and Telecommunications Fund | A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.03%	[3]
Utility and Telecommunications Fund | Institutional
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.72%	[3]

[1]
2.	The Manager has contractually committed through July 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.21% for Class A and at 0.90% for Institutional class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
2.	The Manager has contractually committed through July 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.09% for Class A, 1.84% for Class C and 0.79% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
2.	The Manager has contractually committed through July 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.03% for Class A and at 0.72% for Institutional class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.